Annual Total Returns- Vanguard Extended Market Index Fund (Institutional Select) [BarChart] - Institutional Select - Vanguard Extended Market Index Fund - Institutional Select Shares	2017	2018	2019	2020
Total	18.17%	(9.32%)	28.09%	32.27%